Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Large Core Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 96.4%
Aerospace & Defense — 2.2%
HEICO Corp., Class A	42,172	$4,790,739
Biotechnology — 2.3%
Royalty Pharma PLC, Class A	112,829	4,921,601
Building Materials — 1.1%
Martin Marietta Materials, Inc.	7,031	2,361,150
Chemicals — 3.6%
Ecolab, Inc.	24,995	5,350,680
The Sherwin-Williams Co.	3,378	2,492,998
		7,843,678
Commercial Services — 10.0%
Adyen N.V.*	1,038	2,317,059
Avalara, Inc.*	15,512	2,069,766
PayPal Holdings, Inc.*	13,558	3,292,425
S&P Global, Inc.	7,278	2,568,188
Square, Inc., Class A*	50,012	11,355,225
		21,602,663
Diversified Financial Services — 0.7%
Intercontinental Exchange, Inc.	12,723	1,420,905
Healthcare Products — 6.0%
Danaher Corp.	9,972	2,244,498
Intuitive Surgical, Inc.*	14,341	10,597,138
		12,841,636
Internet — 35.6%
Amazon.com, Inc.*	3,686	11,404,779
Chewy, Inc., Class A*	53,955	4,570,528
Facebook, Inc., Class A*	25,204	7,423,334
Farfetch Ltd., Class A*	71,135	3,771,578
IAC*	34,449	7,451,663
Match Group, Inc.*	23,978	3,294,098
Okta, Inc.*	25,511	5,623,390
Shopify, Inc., Class A*	9,863	10,913,409
Spotify Technology S.A.*	33,111	8,872,092
Twitter, Inc.*	208,327	13,255,847
		76,580,718
Mining — 0.3%
Royal Gold, Inc.	5,482	589,973
Oil & Gas — 0.6%
Texas Pacific Land Corp.	852	1,354,194
Packaging and Containers — 0.8%
Ball Corp.	19,627	1,663,192
Pharmaceuticals — 1.0%
Zoetis, Inc.	13,742	2,164,090
Retail — 3.2%
Costco Wholesale Corp.	14,353	5,059,146
Lululemon Athletica, Inc.*	6,285	1,927,672
		6,986,818
	Number of Shares	Value†

Semiconductors — 2.6%
ASML Holding N.V.	8,881	$5,482,774
Software — 26.4%
Activision Blizzard, Inc.	37,233	3,462,669
Coupa Software, Inc.*	15,439	3,928,917
Datadog, Inc., Class A*	10,121	843,484
Roper Technologies, Inc.	5,036	2,031,220
ServiceNow, Inc.*	6,692	3,346,736
Snowflake, Inc., Class A*	23,877	5,474,519
Take-Two Interactive Software, Inc.*	11,166	1,973,032
Twilio, Inc., Class A*	31,730	10,812,315
Tyler Technologies, Inc.*	4,663	1,979,583
Veeva Systems, Inc., Class A*	38,781	10,131,149
Workday, Inc., Class A*	20,893	5,190,448
Zoom Video Communications, Inc., Class A*	15,379	4,941,119
ZoomInfo Technologies, Inc., Class A*	57,487	2,811,114
		56,926,305
TOTAL COMMON STOCKS (Cost $148,973,457)		207,530,436

SHORT-TERM INVESTMENTS — 2.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $6,332,870)	6,332,870	6,332,870
TOTAL INVESTMENTS — 99.3% (Cost $155,306,327)		$213,863,306
Other Assets & Liabilities — 0.7%		1,429,772
TOTAL NET ASSETS — 100.0%		$215,293,078

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
Country Weightings as of 03/31/2021††
United States	84%
Canada	6
Sweden	4
Netherlands	4
United Kingdom	2
Total	100%
††	% of total investments as of March 31, 2021.

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